ACQUISTION AND DIVESTITURE ACTIVITY (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Bcf Mtpa	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2015
Business Acquisition [Line Items]
Liabilities assumed		$ (2)	$ 0	$ (2)
Purchase of noncontrolling interests		$ 0	(74)	0
Transaction Costs Related To Sale			0	$ 6
Cameron LNG [Member]
Gas Volumes Capacity [Line Items]
LNG Vaporization Capability | Bcf		1.5
LNG Nameplate Capacity | Mtpa		13.9
LNG Expected Export Capacity | Mtpa		12
LNG Expected Export Capacity Per Day | Bcf		1.7
Energia Sierra Juarez Wind Project [Member]
Business Acquisition [Line Items]
Equity Method Investment Ownership Percentage		50.00%
California Solar Partnership [Member]
Business Acquisition [Line Items]
Equity Method Investment Ownership Percentage		50.00%
Business acquisition, Cash paid, net of cash acquired			$ 121
PEMEX [Member]
Business Acquisition [Line Items]
Ownership Percentage in consolidated entity	50.00%
IEnova [Member]
Business Acquisition [Line Items]
Ownership percentage before acquisition					50.00%
Acquired percentage interest in joint venture					100.00%
Ownership Percentage in consolidated entity	25.00%
Equity Method Investment Ownership Percentage					50.00%
Net debt not assumed by investee	$ 170
Business acquisition purchase price allocation equity method investment	$ 1,325
Black Oak Gety Wind [Member]
Business Acquisition [Line Items]
Ownership Percentage in consolidated entity		100.00%
Total Business Acquisition Costs		$ 8